Other income (Tables)	12 Months Ended
Dec. 31, 2013
Other income
Schedule of other income

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Government grants	1,982	2,465	25,356
Others	—	—	1,722

Total	1,982	2,465	27,078